OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	2018	2017
Deferred and prepaid charter revenue	7,562	3,936
Employee taxes	195	18
Other items	575	1,739
	8,332	5,693